Acquisitions and Goodwill (Details) (USD $)	3 Months Ended	0 Months Ended				0 Months Ended				0 Months Ended
	Apr. 30, 2013 item	Mar. 31, 2010 Enkari, Ltd.	Mar. 31, 2010 Enkari, Ltd. Developed software and technology	Mar. 31, 2010 Enkari, Ltd. Customer relationships	Jul. 18, 2012 Agile Advantage, Inc.	Jul. 18, 2012 Agile Advantage, Inc. Developed software and technology	Feb. 05, 2013 Flowdock Oy	Apr. 30, 2013 Flowdock Oy	Jan. 31, 2013 Flowdock Oy	Feb. 05, 2013 Flowdock Oy Developed software and technology	Feb. 05, 2013 Flowdock Oy Trademark and domain names
Acquisitions
Total Consideration		$ 350,000			$ 420,000		$ 4,400,000
Cash paid		300,000			420,000		3,000,000
Number of shares of common stock issued		30,000					119,993
Value of common stock issued		50,000
Net liabilities assumed		15,000					100,000
Shares price (in dollars per share)							$ 10.78
Cash hold back							100,000
Number of shares of common stock held back							23,998
Hold back period							1 year
Transaction costs							500,000	200,000	300,000
Identifiable intangible assets acquired and the liabilities assumed
Intangible assets acquired		365,000	300,000	65,000		420,000
Identifiable intangible assets acquired							4,400,000			1,900,000	200,000
Goodwill							$ 2,300,000
Estimated useful life of the acquired intangible assets			36 months	14 months		36 months				5 years	15 years
Number of reporting unit	1